Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables, Other, Related Parties and Retainage [Abstract]
Balance - Beginning of year	$ 15,147	$ 7,031
New loans and advances	850	2,147
Repayments	(1,575)	(2,947)
Effect of changes to related parties	(33)	8,916
Balance - End of year	$ 14,389	$ 15,147